REVENUE (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE
The following tables presents the disaggregation of revenue by reportable segment and type of service (in thousands):

	Brand Direct	Marketplace	Other	Corporate and other	Total
Three Months Ended March 31, 2021
Net revenue:
Customer acquisition	$52,901	$49,101	$—	$(10,652)	$91,350
Managed services	3,278	158	510	—	3,946
Software services	—	—	1,507	—	1,507
Total Net revenue	$56,179	$49,259	$2,017	$(10,652)	$96,803
Three Months Ended March 31, 2020
Net revenue:
Customer acquisition	$38,453	$34,178	$—	$(3,610)	$69,021
Managed services	2,448	—	450	—	2,898
Software services	—	—	809	—	809
Total Net revenue	$40,901	$34,178	$1,259	$(3,610)	$72,728

The following tables present the disaggregation of revenue by reportable segment and type of service (in thousands):

	Brand Direct	Marketplace	Other	Corporate and Other	Total
Year ended December 31, 2020
Net revenue:
Customer acquisition	$179,681	$155,999	$—	$(30,051)	$305,630
Managed services	17,869	—	6,139	—	24,008
Software services	—	—	3,218	—	3,218
Total Net revenue	$197,550	$155,999	$9,357	$(30,051)	$332,856
Year ended December 31, 2019
Net revenue:
Customer acquisition	$162,648	$73,398	$—	$(15,437)	$220,609
Managed services	12,090	—	2,533	—	14,623
Software services	—	—	3,064	—	3,064
Total Net revenue	$174,738	$73,398	$5,597	$(15,437)	$238,296